SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES - Changes in proved reserves (Details)	12 Months Ended
	Dec. 31, 2023 Mcfe bbl	Dec. 31, 2022 Mcfe bbl	Dec. 31, 2021 Mcfe bbl	Dec. 31, 2020 Mcfe
Oil and Gas, Proved Reserve, Quantity, Energy [Roll Forward]
Proved reserves on Beginning Period	89,455,760	16,639,110	10,172,830
Discoveries and extensions	4,803,960	64,096,540
Purchase of reserves in place	834,010		198,350
Sale of reserves in place	(4,124,430)
Revisions of previous estimates	(7,822,014)	9,859,690	7,406,551
Production	(856,306)	(1,139,580)	(1,138,621)
Proved reserves on Ending Period	82,291,520	89,455,760	16,639,110
Proved developed reserves	29,505,900	30,277,750	16,639,110	10,172,830
Proved undeveloped reserves	52,785,620	59,178,010
Oil
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Proved reserves on Beginning Period | bbl	94,390
Discoveries and extensions | bbl	10,590	94,390
Purchase of reserves in place | bbl	21,230
Sale of reserves in place | bbl	(12,840)
Revisions of previous estimates | bbl	51,716	1,421	302
Production | bbl	(2,076)	(1,421)	(302)
Proved reserves on Ending Period | bbl	163,100	94,390
Oil and Gas, Proved Reserve, Quantity, Energy [Roll Forward]
Proved developed reserves | bbl	163,100	94,390
NGL
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Proved reserves on Beginning Period | bbl	4,232,200
Discoveries and extensions | bbl	232,500	4,232,200
Purchase of reserves in place | bbl	11,340
Revisions of previous estimates | bbl	(601,905)	3,148
Production | bbl	(2,285)	(3,148)
Proved reserves on Ending Period | bbl	3,871,850	4,232,200
Oil and Gas, Proved Reserve, Quantity, Energy [Roll Forward]
Proved undeveloped reserves | bbl	3,871,850	4,232,200
Natural gas
Oil and Gas, Proved Reserve, Quantity, Energy [Roll Forward]
Proved reserves on Beginning Period	63,496,220	16,639,110	10,172,830
Discoveries and extensions	3,345,420	38,137,000
Purchase of reserves in place	638,590		198,350
Sale of reserves in place	(4,047,390)
Revisions of previous estimates	(4,520,875)	9,832,279	7,404,742
Production	(830,145)	(1,112,169)	(1,136,812)
Proved reserves on Ending Period	58,081,820	63,496,220	16,639,110
Proved developed reserves	28,527,300	29,711,410	16,639,110	10,172,830
Proved undeveloped reserves	29,554,520	33,784,810